ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of accounts receivable [Table Text Block]
		As at
	As at June 30, 2012	March 31, 2012
Due from gold and silver sales	$-	$323,570
Other receivables	27,179	34,435
TOTAL	$27,179	$358,005

Specifically, accounts receivable are detailed as follows:
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Due from gold and silver sales	$323,570	$-
Other receivables	34,435	29,892
TOTAL	$358,005	$29,892